Consolidated Statements of Income/(Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]
Vessel revenue - related party	$ 8,221	$ 35,684	$ 44,175
Vessel revenue	49,026	71,555	54,777
Commissions related party	(298)	(1,327)	(1,546)
Commissions	(1,333)	(1,852)	(1,550)
Vessel revenue, net	55,616	104,060	95,856
EXPENSES [Abstract]
Direct voyage expences	(13,587)	(2,541)	(2,399)
Vessel operating expenses	(26,983)	(34,727)	(30,667)
Voyage expenses - related party	(532)	(661)	(434)
Management fees - related party	(1,625)	(2,415)	(2,328)
Management Fees	(588)	(576)	(316)
General and administration expenses	(6,337)	(8,070)	(7,606)
General and administration expenses - related party	(402)	(603)	(697)
Loss on bad debts	(327)	0	0
Amortization of deferred dry-docking costs	(3,648)	(7,313)	(3,657)
Depreciation	(15,606)	(28,856)	(29,328)
Loss on sale of vessels	(15,590)	0	0
Impairment loss for vessels and deferred charges	(147,143)	(188,995)	0
Impairment loss for goodwill	(4,365)	(12,910)	0
Operating (loss) income	(181,117)	(183,607)	18,424
OTHER INCOME (EXPENSE), NET [Abstract]
Interest and finance costs	(12,480)	(13,482)	(12,931)
Interest income	59	60	358
Loss on interest rate swaps	(189)	(641)	(4,164)
Foreign currency exchange (losses) gains, net	(43)	(46)	14
Total other expenses	(12,653)	(14,109)	(16,723)
Net (loss) income before taxes	(193,770)	(197,716)	1,701
Income taxes	2	(40)	(60)
Net (loss) income	(193,768)	(197,756)	1,641
Less: Net income attributable to the noncontrolling interest	0	0	(1,509)
Net (loss) income attributable to Seanergy Maritime Holdings Corp.	$ (193,768)	$ (197,756)	$ 132
Net (loss) income per common share [Abstract]
Basic and diluted	$ (16.74)	$ (27.04)	$ 0.02
Weighted Average Common Shares Outstanding [Abstract]
Basic and diluted	11,576,576	7,314,636	5,861,129